SCHEDULE OF INVESTMENTS (000)*

June 30, 2021 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

COMMON STOCK

Canada — 1.8%

Air Canada, Class A1	58,400	$1,201

France — 7.6%

Airbus SE1	11,290	1,452

AXA SA	35,669	904

Sanofi	17,726	1,857

TotalEnergies SE	17,251	781

		4,994

Germany — 6.4%

BASF SE	11,511	907

Bayer AG	7,639	464

RWE AG	24,214	877

SAP SE	9,220	1,299

Siemens AG	4,343	688

		4,235

Italy — 3.1%

Enel SpA	68,274	634

UniCredit SpA	121,479	1,433

		2,067

Japan — 5.0%

FANUC Corp.	3,200	772

Murata Manufacturing Co. Ltd.	12,000	916

Takeda Pharmaceutical Co. Ltd.	48,300	1,617

		3,305

Peru — 0.5%

Credicorp Ltd.[1]	2,847	345

South Korea — 6.1%

Samsung Electronics Co. Ltd.	31,610	2,265

SK Hynix Inc.	15,231	1,725

		3,990

Spain — 0.6%

Aena SME S.A.[1]	2,434	399

Switzerland — 8.3%

ABB Ltd.	14,134	480

Cie Financiere Richemont SA, Class A	8,962	1,084

Credit Suisse Group AG	42,392	444

Novartis AG	23,007	2,097

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2021 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

Switzerland — (continued)

Roche Holding AG	3,619	$1,363

		5,468

United Kingdom — 2.9%

Rolls-Royce Holdings PLC[1]	1,318,089	1,804

WH Smith PLC [1]	3,509	78

		1,882

United States — 54.5%

Alexandria Real Estate Equities Inc.[2]	4,371	795

Alphabet Inc., Class C1	1,135	2,845

Ashland Global Holdings Inc.	22,784	1,994

Assurant Inc.	5,754	899

Berry Global Group Inc.[1]	12,196	795

Booking Holdings Inc.[1]	803	1,757

Broadcom Inc.	3,645	1,738

Carrier Global Corp.	28,717	1,396

Citigroup Inc.	12,774	904

Concentrix Corp.[1]	11,481	1,846

ConocoPhillips	13,505	822

Essent Group Ltd.	38,795	1,744

Exelon Corp.	30,593	1,356

Facebook Inc., Class A1	4,089	1,422

Fiserv Inc.[1]	17,540	1,875

Genpact Ltd.	37,480	1,703

Hill-Rom Holdings Inc.	7,620	865

Las Vegas Sands Corp.[1]	22,895	1,206

Leidos Holdings Inc.	9,792	990

Mondelez International Inc., Class A	17,018	1,063

Oracle Corp.	11,749	914

Quest Diagnostics Inc.	5,293	698

Sabre Corp.[1]	145,524	1,816

Sempra Energy	6,252	828

Walt Disney Co.[1]	9,509	1,671

Waste Management Inc.	6,379	894

Westrock Co.	20,533	1,094

		35,930

Total Common Stock

(Cost $55,493) — 96.8%		63,816

SCHEDULE OF INVESTMENTS (000)* (concluded)

June 30, 2021 (Unaudited)

Causeway Global Value Fund	Face Amount	Value

CONVERTIBLE BONDS

Switzerland — 0.4%

Credit Suisse Group Guernsey VII Ltd., 3.000%, 11/12/2021[3]	$215,000	$260

Total Convertible Bonds

(Cost $235) — 0.4%		260

Total Investments — 97.2%

(Cost $55,728)		64,076

Other Assets in Excess of Liabilities — 2.8%		1,864

Net Assets — 100.0%		$65,940

*	Except for share and convertible bond data.
1	Non-income producing security.
2	Real Estate Investment Trust.
3	Securities considered illiquid. The total market value of such securities as of June 30, 2021 was $260 and represented 0.4% of net assets.

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Canada	$1,201	$—	$—	$1,201
France	4,994	—	—	4,994
Germany	4,235	—	—	4,235
Italy	2,067	—	—	2,067
Japan	3,305	—	—	3,305
Peru	345	—	—	345
South Korea	3,990	—	—	3,990
Spain	399	—	—	399
Switzerland	5,468	—	—	5,468
United Kingdom	1,882	—	—	1,882
United States	35,930	—	—	35,930

Total Common Stock	63,816	—	—	63,816

Convertible Bonds	—	260	—	260

Total Investments in Securities	$63,816	$260	$—	$64,076

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-003-2700